Cover	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	000-56269
Entity Registrant Name	MARATHON BANCORP, INC.
Entity Central Index Key	0001835385
Entity Tax Identification Number	86-2191258
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	500 Scott Street
Entity Address, City or Town	Wausau
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54402
City Area Code	715
Local Phone Number	845-7331
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false